CERTIFICATION OF
                         STRONG LIFE STAGE SERIES, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG CONSERVATIVE PORTFOLIO
                           STRONG MODERATE PORTFOLIO
                          STRONG AGGRESSIVE PORTFOLIO


STRONG LIFE STAGE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Conservative, Strong Moderate, and Strong Aggressive Portfolios' Prospectus and Statement of Additional Information each dated May 1, 2000, filed by the Registrant pursuant to Post-Effective Amendment No. 3 (File No. 333-66647; 811-9091), which was filed with the Securities and Exchange Commission on April 27, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent Post-effective amendment filed by the Registrant.

4. The form of Strong Conservative, Strong Moderate, and Strong Aggressive Portfolios' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG LIFE STAGE SERIES, INC.


                              /S/ JOHN S. WEITZER
                              By:     John S. Weitzer
                              Title:  Vice President


Dated:  May 5, 2000







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